Goodwill - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Vencore Inc. (Vencore OpCo)
Goodwill [Line Items]
Goodwill impairment loss	$ 0	$ 0
Keypoint Government Solutions, Inc (Keypoint OpCo)
Goodwill [Line Items]
Goodwill impairment loss		$ 0